Option Agreement with Gonzalez (Details) (USD $)	Sep. 16, 2011	Aug. 17, 2011
Option Agreement with Gonzalez
No of shares Company issued in connection with Option Agreement	300,000	125,000
Par value of share issued in connection with Option Agreement	$ 0.001	$ 0.001
Value of shares issued in connection with Option Agreement	$ 303,000	$ 125,000